UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05276

Value Line Funds Variable Trust

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1:	Schedule of Investments.

A copy of the Schedule of Investments for the period ended 9/30/18 is included with this Form.

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2018 (Unaudited)

Shares		Value

Common Stocks — 69.7%
Communication Services — 1.9%
REITS — 1.9%
30,200	SBA Communications Corp. REIT *	$4,851,026
Consumer Discretionary — 9.1%
Distribution & Wholesale — 0.5%
42,000	LKQ Corp. *	1,330,140
Retail — 8.6%
6,400	AutoZone, Inc. *	4,964,480
12,000	Domino's Pizza, Inc.	3,537,600
22,800	O'Reilly Automotive, Inc. *	7,918,896
46,000	TJX Companies, Inc. (The)	5,152,920
		21,573,896
		22,904,036
Consumer Staples — 3.8%
Agriculture — 0.4%
19,920	British American Tobacco PLC ADR	928,869
Food — 0.3%
20,200	Hormel Foods Corp. (1)	795,880
Household Products — 1.6%
67,000	Church & Dwight Co., Inc. (1)	3,977,790
Retail — 1.5%
16,000	Costco Wholesale Corp.	3,758,080
		9,460,619
Financials — 1.4%
Insurance — 1.4%
40,500	Arch Capital Group, Ltd. *	1,207,305
18,000	Chubb, Ltd.	2,405,520
		3,612,825
		3,612,825
Healthcare — 13.5%
Biotechnology — 1.0%
18,200	Alexion Pharmaceuticals, Inc. *	2,529,982
Electronics — 2.4%
9,700	Mettler-Toledo International, Inc. *	5,907,106
Healthcare Products — 9.8%
5,686	Becton Dickinson & Co.	1,484,046
43,200	Danaher Corp.	4,694,112
17,600	DENTSPLY SIRONA, Inc.	664,224
63,600	Henry Schein, Inc. *(1)	5,407,908
30,500	IDEXX Laboratories, Inc. *	7,614,630
20,000	Thermo Fisher Scientific, Inc.	4,881,600
		24,746,520
Healthcare Services — 0.3%
5,600	IQVIA Holdings, Inc. *	726,544
		33,910,152
Industrials — 21.4%
Aerospace & Defense — 3.3%
10,100	Northrop Grumman Corp.	3,205,437
20,700	Teledyne Technologies, Inc. *	5,106,276
		8,311,713
Commercial Services — 1.7%
48,369	IHS Markit, Ltd. *	2,609,991
26,000	Rollins, Inc. (1)	1,577,940
		4,187,931
Electrical Equipment — 3.1%
8,300	Acuity Brands, Inc. (1)	1,304,760
81,575	AMETEK, Inc.	6,454,214
		7,758,974
Environmental Control — 2.8%
89,150	Waste Connections, Inc.	7,111,496
Hand & Machine Tools — 0.5%
7,000	Snap-on, Inc.	1,285,200
Housewares — 1.6%
68,000	Toro Co. (The)	4,077,960
Machinery Diversified — 4.3%
24,100	IDEX Corp.	3,630,906
24,000	Roper Technologies, Inc.	7,109,040
		10,739,946
Transportation — 4.1%
60,000	Canadian National Railway Co.	5,388,000
12,600	J.B. Hunt Transport Services, Inc.	1,498,644
22,000	Union Pacific Corp.	3,582,260
		10,468,904
		53,942,124
Information Technology — 12.5%
Commercial Services — 0.4%
4,900	WEX, Inc. *	983,724
Computers — 1.5%
23,000	Accenture PLC Class A	3,914,600
Diversified Financial Services — 2.4%
27,000	MasterCard, Inc. Class A	6,010,470
Electronics — 2.3%
61,200	Amphenol Corp. Class A	5,754,024

1

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2018 (Unaudited)

Shares		Value

Software — 5.9%
19,000	ANSYS, Inc. *	$3,546,920
4,400	Broadridge Financial Solutions, Inc.	580,580
8,000	Cadence Design Systems, Inc. *	362,560
30,000	Fiserv, Inc. *	2,471,400
35,600	Salesforce.com, Inc. *	5,661,468
6,600	Ultimate Software Group, Inc. (The) *	2,126,454
		14,749,382
		31,412,200
Materials — 4.4%
Chemicals — 1.2%
10,900	FMC Corp. (1)	950,262
5,100	NewMarket Corp. (1)	2,068,101
		3,018,363
Commercial Services — 2.1%
33,400	Ecolab, Inc.	5,236,452
Housewares — 0.6%
18,000	Scotts Miracle-Gro Co. (The) (1)	1,417,140
Miscellaneous Manufacturers — 0.4%
9,500	AptarGroup, Inc.	1,023,530
Packaging & Containers — 0.1%
6,000	Ball Corp. (1)	263,940
		10,959,425
Real Estate — 1.3%
REITS — 1.3%
23,000	American Tower Corp. REIT	3,341,900
Utilities — 0.4%
Oil & Gas — 0.4%
29,600	South Jersey Industries, Inc. (1)	1,043,992
	Total Common Stocks (Cost $46,255,455)	175,438,299

Principal Amount		Value

Asset-Backed Securities — 2.4%
$511,000	Ally Auto Receivables Trust, Series 2017-1, Class A4, 1.99%, 11/15/21	$503,517
200,000	Capital One Multi-Asset Execution Trust, Series 2015-A2, Class A2, 2.08%, 3/15/23	197,140
132,110	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	131,720
343,383	CarMax Auto Owner Trust, Series 2016-4, Class A3, 1.40%, 8/15/21	339,618
250,000	Cedar Funding VII Clo, Ltd., Series 2018-7A, Class A1, 3-month LIBOR + 1.00%, 3.35%, 1/20/31 (2)(3)	249,738
250,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	239,897
150,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A4, 1.96%, 1/18/22 (2)	149,484
250,000	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4, 1.87%, 2/15/22 (2)	246,109
250,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75%, 11/19/21	246,808
550,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	547,138
500,000	Discover Card Execution Note Trust, Series 2015-A4, Class A4, 2.19%, 4/17/23	491,012
175,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A4, 1.40%, 2/15/22	170,500
200,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27 (2)	197,553
350,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.26%, 11/15/25 (2)	348,854
329,000	GM Financial Automobile Leasing Trust, Series 2017-1, Class A4, 2.26%, 8/20/20	326,819
300,000	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B, 2.41%, 5/17/21 (2)	298,820
368,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A4, 2.05%, 6/21/23	361,571
250,000	Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3, 1.97%, 7/15/20 (2)	248,471
200,000	Mercedes-Benz Auto Lease Trust, Series 2017-A, Class A4, 2.01%, 1/17/23	198,926
250,000	Nissan Auto Lease Trust, Series 2017-B, Class A3, 2.05%, 9/15/20	247,917
250,000	Nissan Auto Lease Trust, Series 2017-A, Class A4, 2.11%, 5/15/23	244,525
140,000	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	138,570

2

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2018 (Unaudited)

Principal Amount		Value

	Total Asset-Backed Securities (Cost $6,165,284)	6,124,707

Principal Amount		Value

Commercial Mortgage-Backed Securities — 2.7%
$500,000	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	$497,674
235,413	Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A1, 1.88%, 12/10/49	231,083
100,000	COMM Mortgage Trust, Series 2013-CR6, Class A4, 3.10%, 3/10/46	98,742
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	101,124
244,686	FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	243,557
450,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2, 3.06%, 7/25/23 (3)	446,495
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2, 3.53%, 7/25/23 (3)	253,129
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24 (3)	246,694
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K047, Class A2, 3.33%, 5/25/25 (3)	249,535
350,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K048, Class A2, 3.28%, 6/25/25 (3)	348,426
505,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K049, Class A2, 3.01%, 7/25/25	494,142
222,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K067, Class A2, 3.19%, 7/25/27	216,036
750,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	749,536
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.62%, 11/25/45 (2)(3)	248,013
100,000	FREMF Mortgage Trust, Series 2013-K34, Class B, 3.86%, 9/25/46 (2)(3)	99,977
300,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.75%, 11/25/47 (2)(3)	300,069
200,000	GNMA, Series 2013-12, Class B, 2.11%, 11/16/52 (3)	184,250
92,363	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	92,489
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4, 3.18%, 8/15/45	247,675
200,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.86%, 11/15/45	196,316
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.25%, 2/15/48	243,128
213,910	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	209,062

3

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2018 (Unaudited)

Principal Amount		Value

$150,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class ASB, 3.46%, 7/15/58	$149,994
320,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A3, 3.41%, 9/15/58	314,541
200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	201,579
	Total Commercial Mortgage-Backed Securities (Cost $6,875,366)	6,663,266

Corporate Bonds & Notes — 9.2%
Basic Materials — 0.3%
Chemicals — 0.2%
230,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	234,376
200,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	200,178
125,000	NOVA Chemicals Corp., Senior Unsecured Notes, 5.25%, 6/1/27 (2)	116,406
		550,960
Iron & Steel — 0.1%
164,000	Vale Overseas, Ltd., Guaranteed Notes, 4.38%, 1/11/22	165,230
		716,190
Communications — 0.8%
Internet — 0.2%
250,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	272,727
175,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	179,375
200,000	Tencent Holdings, Ltd., Senior Unsecured Notes, 3.38%, 5/2/19 (2)	200,452
		652,554
Media — 0.3%
200,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	203,086
200,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26 (1)	205,268
100,000	Grupo Televisa S.A.B., Senior Unsecured Notes, 6.63%, 1/15/40	113,280
200,000	Warner Media LLC, Guaranteed Notes, 3.80%, 2/15/27	191,312
		712,946
Telecommunications — 0.3%
200,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 3/1/24 (1)	198,032
250,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19	255,502
250,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	247,942
		701,476
		2,066,976
Consumer, Cyclical — 1.0%
Auto Manufacturers — 0.5%
580,000	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 4.38%, 8/6/23	573,419
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.70%, 5/9/23	195,415
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.15%, 1/15/20	199,654
300,000	Toyota Motor Credit Corp. GMTN, Senior Unsecured Notes, 3.45%, 9/20/23	299,210
		1,267,698
Auto Parts & Equipment — 0.1%
200,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24	197,800
Home Builders — 0.3%
200,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	201,207
175,000	Lennar Corp., Guaranteed Notes, 4.88%, 12/15/23	176,312
100,000	Lennar Corp., Guaranteed Notes, 6.63%, 5/1/20	104,010
150,000	PulteGroup, Inc., Guaranteed Notes, 4.25%, 3/1/21	150,563
150,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	147,375
		779,467
Lodging — 0.1%
125,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 4.63%, 4/1/25	121,719
250,000	Marriott International, Inc., Senior Unsecured Notes, 3.75%, 3/15/25	244,436
		366,155
		2,611,120
Consumer, Non-cyclical — 1.1%
Biotechnology — 0.1%
150,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	148,753

4

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2018 (Unaudited)

Principal Amount		Value

Commercial Services — 0.2%
$150,000	Service Corp. International, Senior Unsecured Notes, 5.38%, 1/15/22	$151,875
150,000	Total System Services, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	154,348
125,000	United Rentals North America, Inc., Guaranteed Notes, 5.50%, 5/15/27	123,594
		429,817
Healthcare Products — 0.1%
250,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26 (1)	249,299
100,000	Edwards Lifesciences Corp., Senior Unsecured Notes, 2.88%, 10/15/18	100,009
		349,308
Healthcare Services — 0.3%
200,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	204,000
175,000	Humana, Inc., Senior Unsecured Notes, 3.95%, 3/15/27	172,008
150,000	LifePoint Health, Inc., Guaranteed Notes, 5.50%, 12/1/21 (1)	152,461
100,000	NYU Langone Hospitals, Secured Notes, 4.78%, 7/1/44	105,758
100,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	104,985
		739,212
Pharmaceuticals — 0.4%
225,000	AbbVie, Inc., Senior Unsecured Notes, 4.88%, 11/14/48	221,375
210,000	AmerisourceBergen Corp., Senior Unsecured Notes, 3.25%, 3/1/25	200,175
250,000	CVS Health Corp., Senior Unsecured Notes, 3.35%, 3/9/21 (1)	249,486
200,000	Express Scripts Holding Co., Guaranteed Notes, 4.75%, 11/15/21	206,426
200,000	Zoetis, Inc., Senior Unsecured Notes, 3.25%, 2/1/23	196,547
		1,074,009
		2,741,099
Energy — 1.1%
Oil & Gas — 0.5%
250,000	Andeavor, Guaranteed Notes, 5.13%, 12/15/26	261,533
175,000	Continental Resources, Inc., Guaranteed Notes, 4.50%, 4/15/23 (1)	178,080
150,000	EQT Corp., Senior Unsecured Notes, 2.50%, 10/1/20	146,418
150,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25	146,633
200,000	Murphy Oil Corp., Senior Unsecured Notes, 5.75%, 8/15/25	203,236
150,000	Occidental Petroleum Corp., Senior Unsecured Notes, 3.40%, 4/15/26	146,653
200,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	241,800
		1,324,353
Pipelines — 0.6%
150,000	Energy Transfer Partners L.P., Senior Unsecured Notes, 9.00%, 4/15/19	154,657
150,000	Energy Transfer Partners L.P., Series 5Y, Guaranteed Notes, 4.20%, 9/15/23	151,191
250,000	Enterprise Products Operating LLC, Guaranteed Notes, 5.70%, 2/15/42	282,803
150,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	139,949
250,000	MPLX L.P., Senior Unsecured Notes, 4.13%, 3/1/27	243,503
175,000	Sabine Pass Liquefaction LLC, Senior Secured Notes, 5.88%, 6/30/26	189,000
150,000	Spectra Energy Partners L.P., Senior Unsecured Notes, 4.75%, 3/15/24	155,011
200,000	TransCanada PipeLines, Ltd., Senior Unsecured Notes, 4.88%, 5/15/48	204,421
		1,520,535
		2,844,888

5

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2018 (Unaudited)

Principal Amount		Value

Financial — 3.7%
Banks — 1.8%
$200,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (2)	$199,430
100,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	98,920
109,000	Bank of America Corp. MTN, Senior Unsecured Notes, 4.00%, 4/1/24	110,090
200,000	Barclays PLC, Senior Unsecured Notes, 4.34%, 1/10/28 (1)	189,267
150,000	BPCE S.A., Guaranteed Notes, 2.50%, 12/10/18	150,019
200,000	Capital One Financial Corp., Senior Unsecured Notes, 3.75%, 4/24/24	196,474
116,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	121,296
200,000	Citigroup, Inc., Senior Unsecured Notes, 2.90%, 12/8/21 (1)	195,852
250,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.88%, 7/27/20	248,410
150,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	180,443
200,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 3.75%, 2/25/26	194,333
200,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.88%, 1/14/22	207,398
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.20%, 1/25/23	492,831
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21 (1)	247,822
150,000	Lloyds Banking Group PLC, Senior Unsecured Notes, 3.75%, 1/11/27	140,982
500,000	Morgan Stanley GMTN, Senior Unsecured Notes, 5.50%, 7/28/21	526,328
200,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 2.65%, 4/17/20	197,428
250,000	Svenska Handelsbanken AB, Guaranteed Notes, 3.35%, 5/24/21 (1)	249,600
250,000	US Bancorp MTN, Subordinated Notes, 3.60%, 9/11/24	247,762
250,000	Wells Fargo & Co., Senior Unsecured Notes, 3.07%, 1/24/23	244,005
		4,438,690
Diversified Financial Services — 0.7%
200,000	Aircastle, Ltd., Senior Unsecured Notes, 4.40%, 9/25/23	200,027
150,000	Aircastle, Ltd., Senior Unsecured Notes, 6.25%, 12/1/19	154,710
210,000	Ally Financial, Inc., Senior Unsecured Notes, 4.13%, 2/13/22	209,738
150,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	153,774
145,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	147,900
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	244,425
100,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19	100,038
250,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	238,011
250,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	249,667
		1,698,290
Insurance — 0.5%
150,000	Aflac, Inc., Senior Unsecured Notes, 3.25%, 3/17/25	144,899
250,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	260,512
250,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.75%, 8/15/21	256,152
200,000	CNA Financial Corp., Senior Unsecured Notes, 3.95%, 5/15/24	198,567
155,000	Loews Corp., Senior Unsecured Notes, 2.63%, 5/15/23	148,936
200,000	Prudential Financial, Inc., Junior Subordinated Notes, 3-month LIBOR + 2.67%, 5.70%, 9/15/48 (3)	199,316
150,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21	158,711
		1,367,093

6

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2018 (Unaudited)

Principal Amount		Value

REITS — 0.7%
$200,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	$195,167
100,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21	103,540
200,000	Duke Realty L.P., Senior Unsecured Notes, 4.00%, 9/15/28	197,164
200,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	205,251
250,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	248,498
250,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	258,357
100,000	iStar, Inc., Senior Unsecured Notes, 5.25%, 9/15/22 (1)	98,500
200,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28 (1)	196,944
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	104,172
150,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	175,882
		1,783,475
		9,287,548
Industrial — 0.3%
Aerospace & Defense — 0.1%
250,000	Harris Corp., Senior Unsecured Notes, 4.40%, 6/15/28	250,899
Machinery Diversified — 0.1%
225,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	237,937
Miscellaneous Manufacturers — 0.1%
170,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	167,139
		655,975
Technology — 0.2%
Computers — 0%
100,000	Apple, Inc., Senior Unsecured Notes, 3.75%, 11/13/47 (1)	93,838
Software — 0.2%
125,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	125,880
125,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., Guaranteed Notes, 6.00%, 7/15/25 (2)	128,438
200,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	214,174
		468,492
		562,330
Utilities — 0.7%
Electric — 0.6%
500,000	Commonwealth Edison Co., 4.00%, 8/1/20	506,496
200,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	204,371
250,000	Duke Energy Corp., Senior Unsecured Notes, 3.75%, 9/1/46 (1)	219,689
150,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	153,145
175,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	164,700
125,000	Sempra Energy, Senior Unsecured Notes, 4.00%, 2/1/48	111,617
175,000	Southern Co. (The), Senior Unsecured Notes, 2.75%, 6/15/20	173,293
		1,533,311
Gas — 0.1%
100,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	101,552
		1,634,863
	Total Corporate Bonds & Notes (Cost $23,418,668)	23,120,989

Foreign Government Obligations — 0.5%
300,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	295,575
300,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	292,085
225,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27	221,400
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24 (1)	152,026
125,000	Peruvian Government International Bond, Senior Unsecured Notes, 4.13%, 8/25/27 (1)	128,876
125,000	Petroleos Mexicanos, Guaranteed Notes, 6.75%, 9/21/47	119,274
	Total Foreign Government Obligations (Cost $1,238,446)	1,209,236

7

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2018 (Unaudited)

Principal Amount		Value

Long-Term Municipal Securities — 0.8%
$100,000	California Educational Facilities Authority, Revenue Bonds, Loyola Marymount University, Series A, 2.96%, 10/1/21	$99,347
100,000	City & County Honolulu Hawaii Wastewater System Revenue, Revenue Bonds, Senior Series C, 6.34%, 7/1/39	102,782
150,000	City of New York, Build America Bonds, General Obligation Unlimited, Series F1, 5.89%, 12/1/24	167,940
250,000	City of New York, General Obligation Unlimited, Subser. D2, 2.30%, 8/1/19	249,062
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	267,822
100,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.71%, 12/1/22	105,016
300,000	District of Columbia Income Tax Secured Revenue Bonds, Build America Bonds, 4.91%, 12/1/23	320,679
100,000	Los Angeles Unified School District, General Obligation Unlimited, Qualified School Construction Bonds, Series J-1, 5.98%, 5/1/27	115,809
230,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	223,135
150,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	143,085
75,000	University of Alabama, Build America Bonds, General Obligation Unlimited, Revenue Bonds, Series B, 5.20%, 10/1/30	77,648
100,000	University of California, Taxable General Revenue Bonds, Series AC, 4.80%, 5/15/31	106,874
110,000	Yuba Levee Financing Authority, Revenue Bonds, Series B, (BAM), 3.33%, 9/1/23	109,798
	Total Long-Term Municipal Securities (Cost $2,124,752)	2,088,997

U.S. Government Agency Obligations — 5.7%
120,000	FHLB, 3.25%, 6/9/23	121,266
250,000	FHLB, 3.25%, 3/8/24	252,764
1,000,000	FHLMC, 6.25%, 7/15/32	1,318,415
84,887	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	80,532
111,663	FHLMC Gold PC Pool #G05447, 4.50%, 5/1/39	116,176
1,255,989	FHLMC Gold PC Pool #G08732, 3.00%, 11/1/46	1,203,471
144,685	FHLMC Gold PC Pool #J13885, 3.50%, 12/1/25	145,437
212,684	FHLMC Gold PC Pool #J17969, 3.00%, 2/1/27	211,118
196,487	FHLMC Gold PC Pool #Q23725, 4.00%, 12/1/43	199,126
106,191	FHLMC Pool #A96409, 3.50%, 1/1/41	105,335
396,568	FHLMC Pool #AG08748, 3.50%, 2/1/47	390,746
250,000	FNMA, 2.38%, 1/19/23	243,717
250,000	FNMA, 2.63%, 9/6/24	243,972
60,306	FNMA Pool #254733, 5.00%, 4/1/23	63,307
145,323	FNMA Pool #255667, 5.00%, 3/1/25	152,557
125,870	FNMA Pool #890236, 4.50%, 8/1/40	130,983
199,794	FNMA Pool #995245, 5.00%, 1/1/39	212,029
175,020	FNMA Pool #AA7720, 4.00%, 8/1/39	178,044
77,166	FNMA Pool #AB1259, 5.00%, 7/1/40	81,926
223,003	FNMA Pool #AB4449, 4.00%, 2/1/42	226,878
291,145	FNMA Pool #AB5472, 3.50%, 6/1/42	288,787
170,123	FNMA Pool #AB6286, 2.50%, 9/1/27	165,502
235,648	FNMA Pool #AB8144, 5.00%, 4/1/37	250,086
85,605	FNMA Pool #AD2351, 4.00%, 3/1/25	87,407
292,724	FNMA Pool #AD6374, 5.00%, 5/1/40	311,431
253,284	FNMA Pool #AH4865, 4.50%, 2/1/41	263,266
34,480	FNMA Pool #AH5434, 4.50%, 4/1/41	35,583
157,576	FNMA Pool #AH8932, 4.50%, 4/1/41	164,027
76,473	FNMA Pool #AI1019, 4.50%, 5/1/41	79,550
96,936	FNMA Pool #AI1105, 4.50%, 4/1/41	100,875
243,282	FNMA Pool #AI3052, 3.50%, 7/1/26	244,652
144,981	FNMA Pool #AJ6932, 3.00%, 11/1/26	144,068
220,802	FNMA Pool #AO2961, 4.00%, 5/1/42	224,646
732,932	FNMA Pool #AP1340, 3.50%, 7/1/42	726,677
209,173	FNMA Pool #AQ0287, 3.00%, 10/1/42	201,974
690,169	FNMA Pool #AS9459, 4.50%, 4/1/47	712,622
291,161	FNMA Pool #AT0969, 3.00%, 4/1/43	281,007
666,726	FNMA Pool #AT8849, 4.00%, 6/1/43	677,818
152,053	FNMA Pool #AU6043, 3.00%, 9/1/43	146,052
235,175	FNMA Pool #AU7025, 3.00%, 11/1/43	226,968
180,381	FNMA Pool #AU8070, 3.50%, 9/1/43	178,766
179,757	FNMA Pool #AU8846, 3.00%, 11/1/43	173,493
90,353	FNMA Pool #AY2728, 2.50%, 2/1/30	87,586
163,330	FNMA Pool #AY5005, 4.00%, 3/1/45	165,101
140,498	FNMA Pool #BD8211, 4.00%, 4/1/47	141,958
569,255	FNMA Pool #BM2006, 4.00%, 1/1/48	575,141
76,513	FNMA Pool #MA0799, 4.00%, 7/1/26	78,173
243,644	FNMA Pool #MA3238, 3.50%, 1/1/48	239,898
109,469	GNMA, 3.00%, 4/16/39	107,699

8

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2018 (Unaudited)

Principal Amount		Value

$275,412	GNMA II Pool #MA1090, 3.50%, 6/20/43	$275,425
141,480	GNMA II Pool #MA1520, 3.00%, 12/20/43	138,261
61,254	GNMA II Pool #MA2445, 3.50%, 12/20/44	61,084
244,882	GNMA II Pool #MA5076, 3.00%, 3/20/48	237,324
665,696	GNMA Pool #4016, 5.50%, 8/20/37	714,291
145,433	GNMA Pool #650494, 5.50%, 1/15/36	157,605
101,330	GNMA Pool #MA1375, 3.50%, 10/20/43	101,334
	Total U.S. Government Agency Obligations (Cost $14,703,634)	14,443,936

U.S. Treasury Obligations — 5.0%
1,160,000	U.S. Treasury Bonds, 4.50%, 5/15/38	1,391,819
1,710,000	U.S. Treasury Bonds, 3.13%, 2/15/42	1,692,499
1,374,000	U.S. Treasury Bonds, 3.00%, 2/15/48	1,322,314
910,000	U.S. Treasury Notes, 1.00%, 8/31/19	896,527
1,560,000	U.S. Treasury Notes, 1.63%, 7/31/20	1,526,972
2,300,000	U.S. Treasury Notes, 2.63%, 2/28/23	2,270,531
10,000	U.S. Treasury Notes, 2.00%, 4/30/24	9,501
1,420,000	U.S. Treasury Notes, 2.25%, 11/15/24	1,360,815
2,200,000	U.S. Treasury Notes, 2.88%, 5/15/28	2,166,828
	Total U.S. Treasury Obligations (Cost $12,683,880)	12,637,806

Shares		Value

Short-Term Investments — 6.1%
Money Market Funds — 6.1%
9,838,542	State Street Institutional U.S. Government Money Market Fund, Premier Class	9,838,542
5,491,174	State Street Navigator Securities Lending Government Money Market Portfolio (4)	5,491,174
	Total Short-Term Investments (Cost $15,329,716)	15,329,716
	Total Investments — 102.1% (Cost $128,795,201)	$257,056,952
Excess Of Liabilities Over Cash And Other Assets —(2.1)%		(5,259,921)
Net Assets (5) —100.0%		$251,797,031

*	Non-income producing.

(1)	A portion or all of the security was held on loan. As of September 30, 2018, the market value of the securities on loan was $13,412,866.

(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

(3)	The rate shown on floating rate securities is the rate at the end of the reporting period.

(4)	Securities with an aggregate market value of $13,412,866 were out on loan in exchange for $5,491,174 of cash collateral as of September 30, 2018. The collateral was invested in a cash collateral reinvestment vehicle.

(5)	For federal income tax purposes, the aggregate cost was $128,795,201, aggregate gross unrealized appreciation was $129,920,343, aggregate gross unrealized depreciation was $1,658,592 and the net unrealized appreciation was $128,261,751.

FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

9

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$175,438,299	$—	$—	$175,438,299
Asset-Backed Securities	—	6,124,707	—	6,124,707
Commercial Mortgage-Backed Securities	—	6,663,266	—	6,663,266
Corporate Bonds & Notes*	—	23,120,989	—	23,120,989
Foreign Government Obligations	—	1,209,236	—	1,209,236
Long-Term Municipal Securities*	—	2,088,997	—	2,088,997
U.S. Government Agency Obligations	—	14,443,936	—	14,443,936
U.S. Treasury Obligations	—	12,637,806	—	12,637,806
Short-Term Investments	15,329,716	—	—	15,329,716
Total Investments in Securities	$190,768,015	$66,288,937	$—	$257,056,952

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended September 30, 2018, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2018, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2.	Controls and Procedures.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	11/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	11/19/2018